SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Reconciliation of Operating Income (loss) of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating loss
Total operating loss of reportable segments	$ (6,737)	$ (3,749)
Financial expenses, net	(3,396)	(4,113)
Loss before income taxes	$ (10,133)	$ (7,862)